Operating Profit - Operating Expenses (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Depreciation of owned property, plant and equipment	£ 8,730	£ 6,634	£ 5,086
Depreciation of right-of-use assets	11,861	10,958	10,449
(Reversal of) / Impairment of right-of-use assets	(131)	214	1,697
Amortisation of intangible assets	12,467	11,163	7,215
Net gain on disposal of non-current assets (tangibles and intangibles)	(45)	(73)	(36)
Net gain on disposal of right-of-use asset	(1)	(187)	(56)
Loss on derecognition of right-of-use assets sub-leased	0	132	0
Research and development tax credit	(5,027)	(2,211)	(2,642)
Government grants	(2,935)	(642)	(503)
Share-based compensation expense	31,058	35,005	24,427
Expected credit loss allowance on trade receivables	932	765	(30)
Expected credit loss allowance on accrued income	0	(26)	34
Operating lease costs, land and buildings	£ 1,957	£ 855	£ 788